Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 7,249	$ 7,622	$ 7,806
Cost of products sold	2,349	2,659	2,599
Gross profit	4,900	4,963	5,207
Operating expenses:
Selling, general and administrative expenses	2,535	2,487	2,580
Research and development expenses	886	895	939
Royalty expense	153	172	185
Amortization expense	395	421	513
Goodwill impairment charges	4,350	697	1,817
Intangible asset impairment charges	142	21	65
Contingent consideration expense (benefit)	(6)	7	2
Acquisition-related milestone			(250)
Restructuring charges	136	89	116
Litigation-related charges (credits)	192	48	(104)
Gain on divestiture	(15)	(778)
Operating expenses	8,768	4,059	5,863
Operating income (loss)	(3,868)	904	(656)
Other income (expense):
Interest expense	(261)	(281)	(393)
Other, net	22	19	(14)
Income (loss) before income taxes	(4,107)	642	(1,063)
Income tax expense (benefit)	(39)	201	2
Net income (loss)	$ (4,068)	$ 441	$ (1,065)
Net income (loss) per common share — basic	$ (2.89)	$ 0.29	$ (0.70)
Net income (loss) per common share — assuming dilution	$ (2.89)	$ 0.29	$ (0.70)
Weighted-average shares outstanding
Basic	1,406.7	1,509.3	1,517.8
Assuming dilution	1,406.7	1,519.0	1,517.8